Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Schedule of Intangible Assets
	Other	Customer Relationships	Broadcasting Rights/Sports Titles/Stadium Lease	Brand	Player Contracts	Goodwill	Total
	EUR	EUR	EUR	EUR	EUR	EUR	EUR
Cost:
At December 31, 2022	-	-	-	-	-	-	-
Additions	554,000	415,000	75,000	2,225,000	415,000	592,491	4,276,491
Disposals	-	-	-	-	-	-	-
At December 31, 2023	554,000	415,000	75,000	2,225,000	415,000	592,491	4,276,491

Accumulated amortization:
At December 31, 2022	-	-	-	-	-	-	-
Amortization on disposal	-	-	-	-	-	-	-
Amortization for the year	2,865	47,361	10,151	-	162,736	-	223,113
At December 31, 2023	2,865	47,361	10,151	-	162,736	-	223,113

Net carrying amount:
At December 31, 2022	-	-	-	-	-	-	-
At December 31, 2023	551,135	367,639	64,849	2,225,000	252,264	592,491	4,053,378